SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narratives (Details) - USD ($) $ / shares in Units, $ in Millions	Jan. 01, 2019	Dec. 31, 2018
BPR | Class A
Par value per share		$ 0.01
Forecast | Adoption of New Accounting Policy [Member]
Right of use asset	$ 812
Operating lease liability	973
Property, plant and equipment under operating leases [member] | Forecast | Adoption of New Accounting Policy [Member]
Right of use asset	$ 158